SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	June 30, 2025 (Unaudited)

Issuer-Description	SHARES	VALUE
Common Stock — 91.3%
Banks — 7.3%
Banks — 7.3%
BNP Paribas SA	1,066,083	$ 95,842,134
ING Groep NV Series N	3,589,281	78,750,651
Mitsubishi UFJ Financial Group, Inc.	8,410,839	115,820,241
		290,413,026
Capital Goods — 16.6%
Aerospace & Defense — 5.5%
MTU Aero Engines AG	195,221	86,741,177
Rheinmetall AG	14,456	30,600,133
Safran SA	315,867	102,655,696
Construction & Engineering — 2.0%
Ferrovial SE	1,460,460	77,863,032
Electrical Equipment — 6.3%
ABB Ltd.	1,162,499	69,314,800
Mitsubishi Electric Corp.	3,294,238	71,166,796
Schneider Electric SE	413,078	109,871,005
Industrial Conglomerates — 2.8%
Hitachi Ltd.	3,807,400	111,177,508
		659,390,147
Commercial & Professional Services — 1.9%
Professional Services — 1.9%
Recruit Holdings Co. Ltd.	1,264,777	74,961,784
		74,961,784
Consumer Durables & Apparel — 4.3%
Household Durables — 2.6%
Sony Group Corp.	4,034,175	104,492,710
Textiles, Apparel & Luxury Goods — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	129,190	67,658,981
		172,151,691
Consumer Services — 2.9%
Hotels, Restaurants & Leisure — 2.9%
Galaxy Entertainment Group Ltd.	26,106,261	115,899,235
		115,899,235
Consumer Staples Distribution & Retail — 1.4%
Consumer Staples Distribution & Retail — 1.4%
Alimentation Couche-Tard, Inc.	1,113,490	55,349,468
		55,349,468
Energy — 3.9%
Oil, Gas & Consumable Fuels — 3.9%
Shell plc	1,088,361	38,448,246
TotalEnergies SE	1,862,836	114,324,534
		152,772,780
Financial Services — 3.0%
Capital Markets — 3.0%
B3 SA - Brasil Bolsa Balcao	16,962,952	45,520,944
Hong Kong Exchanges & Clearing Ltd.	177,498	9,469,635
Japan Exchange Group, Inc.	6,215,944	63,042,160
		118,032,739
Food, Beverage & Tobacco — 1.7%
Beverages — 0.9%
Diageo plc	1,389,554	34,866,739
Food Products — 0.8%
Danone SA	404,284	33,031,077
		67,897,816

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Health Care Equipment & Services — 2.1%
	Health Care Equipment & Supplies — 2.1%
	Alcon AG	923,478	$ 81,524,638
			81,524,638
	Household & Personal Products — 2.6%
	Personal Care Products — 2.6%
	L’Oreal SA	244,731	104,674,846
			104,674,846
	Insurance — 4.2%
	Insurance — 4.2%
	Generali	1,642,992	58,467,331
	NN Group NV	1,632,267	108,480,425
			166,947,756
	Materials — 6.6%
	Chemicals — 3.6%
	Air Liquide SA	267,677	55,223,445
	Linde plc	188,179	88,222,899
	Metals & Mining — 3.0%
	Freeport-McMoRan, Inc.	1,400,504	60,711,848
	Glencore plc	14,693,450	57,199,169
			261,357,361
	Media & Entertainment — 1.7%
	Interactive Media & Services — 1.7%
[a]	Kanzhun Ltd. ADR	3,762,344	67,120,217
			67,120,217
	Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
	Life Sciences Tools & Services — 0.3%
	Stevanato Group SpA	417,396	10,196,984
	Pharmaceuticals — 5.6%
	AstraZeneca plc	746,624	103,715,143
	Novo Nordisk AS Class B	576,759	40,030,512
	Roche Holding AG	242,955	79,122,279
			233,064,918
	Semiconductors & Semiconductor Equipment — 1.9%
	Semiconductors & Semiconductor Equipment — 1.9%
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	336,954	76,316,711
			76,316,711
	Software & Services — 3.0%
	Software — 3.0%
	Constellation Software, Inc.	16,647	61,040,426
	SAP SE	184,736	56,175,994
			117,216,420
	Technology Hardware & Equipment — 4.5%
	Electronic Equipment, Instruments & Components — 1.4%
	Keyence Corp.	139,903	56,192,421
	Technology Hardware, Storage & Peripherals — 3.1%
	Samsung Electronics Co. Ltd.	2,716,398	120,362,033
			176,554,454
	Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.9%
	Internet Initiative Japan, Inc.	848,808	16,757,482
	Orange SA	6,364,670	96,827,205
			113,584,687
	Transportation — 4.3%
	Air Freight & Logistics — 1.5%
	Deutsche Post AG	1,277,006	58,981,644

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Ground Transportation — 2.8%
	Canadian Pacific Kansas City Ltd.	1,420,187	$ 112,578,224
			171,559,868
	Utilities — 8.6%
	Electric Utilities — 6.0%
	Endesa SA	2,280,834	72,245,629
	Enel SpA	9,594,315	91,045,928
	Iberdrola SA	3,777,457	72,484,928
	Multi-Utilities — 2.6%
	E.ON SE	5,613,432	103,317,904
			339,094,389
	Total Common Stock (Cost $2,556,558,413)		3,615,884,951
	Warrant — 0.0%
	Software & Services — 0.0%
	Software — 0.0%
[a,b]	Constellation Software, Inc., 3/31/2040	16,647	1
			1
	Total Warrants (Cost $0)		1
	Short-Term Investments — 7.8%
[c]	Thornburg Capital Management Fund	31,094,774	310,947,735
	Total Short-Term Investments (Cost $310,947,735)		310,947,735
	Total Investments — 99.1% (Cost $2,867,506,148)		$3,926,832,687
	Other Assets Less Liabilities — 0.9%		34,518,382
	Net Assets — 100.0%		$3,961,351,069

Footnote Legend
a	Non-income producing.
b	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$120,996,633	$783,133,233	$(593,182,131)	$-	$-	$310,947,735	$6,607,691